Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001517228
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	1100 CommScope Place
Entity Address, Address Line Two	SE
Entity Address, City or Town	Hickory
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28602
City Area Code	(828)
Local Phone Number	324-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false